USE OF JUDGEMENTS AND ESTIMATES - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Market capitalization	$ 1,008,415,884	$ 1,008,415,884
Accumulated amortization and impairment
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		67,222,000	$ 65,975,000	$ 49,060,000
Accumulated amortization and impairment | Assets under construction
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 8,938,226	$ 66,936,000	$ 65,648,000	$ 49,058,000